UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05693)

Exact name of registrant as specified in charter:	Putnam Europe Equity Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	June 30, 2015

Date of reporting period:	March 31, 2015

Item 1. Schedule of Investments:

Putnam Europe Equity Fund

The fund's portfolio
3/31/15 (Unaudited)

COMMON STOCKS (96.1%)(a)
		Shares	Value

Australia (1.1%)

BHP Billiton PLC		155,641	$3,379,236

			3,379,236
Belgium (2.8%)

Anheuser-Busch InBev NV		70,154	8,581,627

			8,581,627
France (21.0%)

Air Liquide SA		32,448	4,173,787

Airbus Group NV		86,669	5,631,792

Alcatel-Lucent(NON)		799,297	3,024,875

BNP Paribas SA		98,825	6,010,324

Elis SA(NON)		139,050	2,305,499

Eurazeo SA		38,199	2,620,559

Faurecia		64,324	2,814,670

Gaztransport Et Technigaz SA		42,273	2,494,519

Natixis SA		662,196	4,945,016

Nexity SA		68,262	2,855,195

Numericable-SFR(NON)		88,513	4,826,864

Sanofi		81,395	8,009,355

Total SA		179,598	8,935,241

Veolia Environnement SA		276,393	5,232,167

			63,879,863
Germany (10.8%)

Bayer AG		59,851	8,992,928

Biotest AG-Vorzugsaktien (Preference)		16,127	1,795,616

Henkel AG & Co. KGaA (Preference)		51,979	6,122,038

Rheinmetall AG		43,193	2,090,176

Siemens AG		59,738	6,467,511

Tele Columbus AG 144A(NON)(S)		65,259	960,523

TUI AG		251,985	4,431,217

Zalando SE(NON)		84,649	2,117,162

			32,977,171
Ireland (4.3%)

Bank of Ireland(NON)		9,379,634	3,557,725

Hibernia REIT PLC(R)		1,879,507	2,362,296

Kerry Group PLC Class A		65,002	4,365,871

Smurfit Kappa Group PLC		100,365	2,816,416

			13,102,308
Italy (3.8%)

Luxottica Group SpA		66,550	4,225,118

Telecom Italia SpA RSP		3,874,826	3,644,095

Unione di Banche Italiane ScpA		460,028	3,591,174

			11,460,387
Netherlands (5.9%)

Akzo Nobel NV		48,407	3,664,647

ASML Holding NV		10,939	1,114,618

ING Groep NV GDR(NON)		444,787	6,523,857

Unilever NV ADR		154,971	6,483,030

			17,786,152
Norway (1.4%)

DNB ASA		265,300	4,270,176

			4,270,176
Spain (5.0%)

Acerinox SA		143,362	2,405,162

Aena SA(NON)		32,699	3,287,775

Atresmedia Corporacion de Medios de Comunicacion SA(S)		174,781	2,640,221

Banco Bilbao Vizcaya Argentaria SA (Rights)(NON)		211,499	30,474

Banco Bilbao Vizcaya Argentaria SA		211,499	2,134,424

International Consolidated Airlines Group SA(NON)		504,610	4,510,947

			15,009,003
Sweden (3.3%)

Assa Abloy AB Class B		80,207	4,780,436

Com Hem Holding AB(NON)		319,213	2,590,130

Intrum Justita AB		97,746	2,745,908

			10,116,474
Switzerland (6.3%)

Barry Callebaut AG		3,181	3,113,104

Kaba Holding AG Class B		3,963	2,385,682

Partners Group Holding AG		10,256	3,057,255

Roche Holding AG-Genusschein		38,762	10,688,338

			19,244,379
United Kingdom (29.7%)

Admiral Group PLC		104,517	2,368,709

Associated British Foods PLC		106,754	4,459,987

AstraZeneca PLC		114,768	7,868,508

BAE Systems PLC		344,068	2,667,581

BG Group PLC		252,661	3,103,848

Britvic PLC		301,486	3,266,192

Compass Group PLC		312,192	5,422,099

Experian PLC		173,189	2,868,162

Fiat Chrysler Automobiles NV(NON)		240,874	3,916,286

Genel Energy PLC(NON)		234,890	1,638,422

HSBC Holdings PLC		149,157	1,269,352

Kingfisher PLC		688,845	3,887,259

Liberty Global PLC Ser. C(NON)		54,400	2,709,664

Metro Bank PLC (acquired 1/15/14, cost $611,361) (Private)(F)(RES)(NON)		28,721	604,987

Persimmon PLC		168,363	4,151,298

Prudential PLC		300,846	7,449,010

Regus PLC		887,753	2,865,218

Shire PLC		58,493	4,651,383

St James's Place PLC		204,938	2,835,719

Telecity Group PLC		285,179	3,699,705

Thomas Cook Group PLC(NON)		1,281,829	2,760,908

TSB Banking Group PLC(NON)		618,646	3,068,952

Virgin Money Holdings UK PLC(NON)		403,399	2,381,107

Vodafone Group PLC		1,581,005	5,166,790

WPP PLC		238,406	5,406,667

			90,487,813
United States (0.7%)

Google, Inc. Class C(NON)		3,914	2,144,872

			2,144,872

Total common stocks (cost $275,850,384)			$292,439,461

SHORT-TERM INVESTMENTS (4.3%)(a)
		Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.22%(d)	Shares	2,320,312	$2,320,312

Putnam Short Term Investment Fund 0.09%(AFF)	Shares	10,262,417	10,262,417

SSgA Prime Money Market Fund Class N 0.02%(P)	Shares	320,000	320,000

U.S. Treasury Bills with an effective yield of 0.02%, May 21, 2015		$110,000	109,997

U.S. Treasury Bills with an effective yield of 0.01%, May 14, 2015		200,000	199,998

Total short-term investments (cost $13,212,724)			$13,212,724

TOTAL INVESTMENTS

Total investments (cost $289,063,108)(b)			$305,652,185

FORWARD CURRENCY CONTRACTS at 3/31/15 (aggregate face value $24,648,718) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Credit Suisse International
	Euro	Sell	6/17/15	$11,897,065	$12,425,860	$528,795
	Swiss Franc	Buy	6/17/15	12,016,825	12,222,858	(206,033)

Total						$322,762

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from July 1, 2014 through March 31, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $304,434,612.
(b)	The aggregate identified cost on a tax basis is $289,263,478, resulting in gross unrealized appreciation and depreciation of $32,005,009 and $15,616,302, respectively, or net unrealized appreciation of $16,388,707.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $604,987, or 0.2% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$8,379,233	$90,360,668	$88,477,484	$3,043	$10,262,417
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
	The fund received cash collateral of $2,320,312, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $2,149,069.
(F)	This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Financials	20.3%
	Consumer discretionary	16.5
	Industrials	14.0
	Health care	13.8
	Consumer staples	12.0

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Australia	$—	$3,379,236	$—
Belgium	—	8,581,627	—
France	2,305,499	61,574,364	—
Germany	—	32,977,171	—
Ireland	—	13,102,308	—
Italy	—	11,460,387	—
Netherlands	—	17,786,152	—
Norway	—	4,270,176	—
Spain	3,287,775	11,721,228	—
Sweden	—	10,116,474	—
Switzerland	—	19,244,379	—
United Kingdom	2,709,664	87,173,162	604,987
United States	2,144,872	—	—
Total common stocks	10,447,810	281,386,664	604,987
Short-term investments	10,582,417	2,630,307	—

Totals by level	$21,030,227	$284,016,971	$604,987

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$322,762	$—

Totals by level	$—	$322,762	$—

During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in Note 1) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$528,795	$206,033

Total	$528,795	$206,033

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$7,200,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Credit Suisse International	Total

	Assets:
	Forward currency contracts#	$528,795	$528,795

	Total Assets	$528,795	$528,795

	Liabilities:
	Forward currency contracts#	206,033	206,033

	Total Liabilities	$206,033	$206,033

	Total Financial and Derivative Net Assets	$322,762	$322,762
	Total collateral received (pledged)##†	$320,000
	Net amount	$2,762

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Europe Equity Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 29, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: May 29, 2015